Summary of Significant Accounting Policies (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Numerator:
Allocation of net income	$ (688,427)	$ (544,667)	$ (946,841)	$ 736,637	$ 398,270	$ 555,517	$ (2,179,935)	$ 1,690,424	$ 2,738,756	$ 1,623,367
Denominator:
Weighted average shares outstanding	3,188,035			12,500,000			3,407,774	12,500,000	4,955,882	12,278,562
Basic net income per share	$ (0.22)			$ 0.06			$ (0.64)	$ 0.14	$ 0.55	$ 0.13